CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 4,262	$ 3,513	$ 2,711
Provision for loan losses	2,515	3,700	3,950
Depreciation	900	944	903
Amortization	1,569	1,300	1,173
Compensation expense on stock options and employee purchases	11	15	26
Gains on sales of securities	(419)	(129)	(537)
Loss on other than temporary impairment of securities			94
Gains on sales of loans	(1,634)	(672)	(682)
Loans originated for sale	(44,889)	(25,685)	(28,816)
Proceeds from loan sales	45,622	26,611	28,088
Earnings on bank-owned life insurance	(447)	(354)	(360)
(Gains)/losses on sales of other real estate owned	(51)	(279)	(96)
Write-downs of other real estate owned	405	255	528
Proceeds from sales of other real estate owned	1,259	3,015	1,174
Deferred federal income tax expense/(benefit)	(132)	378	(163)
other assets	667	2,391	875
other liabilities	4	(2,458)	357
Net cash from operating activities	9,642	12,545	9,225
Sales of securities available for sale	9,369	3,310	6,059
Maturities, prepayments and calls of securities available for sale	39,098	18,687	22,271
Purchases of securities available for sale	(69,564)	(43,651)	(44,063)
Purchase of Federal Reserve Bank stock	(1)	(1)
Sale of Federal Home Loan Bank stock		411
Loan originations and payments, net	5,065	(9,375)	875
Proceeds from life insurance	311
Additions to premises and equipment	(921)	(499)	(1,510)
Net cash from investing activities	(16,643)	(31,118)	(16,368)
Net change in deposits	20,834	13,481	24,874
Net change in repurchase agreements	(2,297)	(380)	1,565
Proceeds from Federal Home Loan Bank advances		250
Payments on Federal Home Loan Bank advances	(8,027)	(276)	(13,525)
Issuance of common stock	123	127	125
Repurchase of common stock	(75)
Cash dividends	(1,648)	(1,578)	(1,572)
Net cash from financing activities	8,910	11,624	11,467
Net change in cash and cash equivalents	1,909	(6,949)	4,324
Beginning cash and cash equivalents	17,125	24,074	19,750
Ending cash and cash equivalents	19,034	17,125	24,074
Cash paid for interest	2,625	3,608	5,112
Cash paid for income taxes	1,425	765	285
Loans transferred to other real estate owned	1,718	2,972	1,358
Other real estate owned transferred to premises and equipment	$ 20